Schedule of Recognised Amount of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
Business Acquisition [Line Items]
Property plant and equipment		$ 348.0
Inventories		40.8
Prepayments		0.6
Finance lease liability		(4.3)
Provision for environmental rehabilitation	(55.0)	(55.0)
Trade and other payables		(46.7)
Leave pay accrual		(21.1)
Total identifiable net assets acquired		$ 262.3